Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4)	TSR (5)	Peer Group TSR (5)	Net Income (in thousands)	Revenues (in thousands) (6)
2022	$4,384,699	$(3,626,017)	$1,933,616	$(1,179,380)	$35	$68	$(105,393)	$1,296,238
2021	$8,437,724	$26,208,809	$4,001,953	$8,898,289	$91	$96	$(575)	$1,069,945

Named Executive Officers, Footnote [Text Block]	The name of our PEO reflected in these columns for each of the applicable fiscal years is Guo Xiao. (4) The names of each of our non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Rebecca Parsons, Christopher Murphy, Erin Cummins and Sai Mandapaty; and (ii) for fiscal year 2021, Rebecca Parsons and Christopher Murphy.
PEO Total Compensation Amount	$ 4,384,699	$ 8,437,724
PEO Actually Paid Compensation Amount	$ (3,626,017)	26,208,809
Adjustment To PEO Compensation, Footnote [Text Block]	(2) The amounts in the following table represent the amounts added to or deducted from the equity award values for the PEO and non-PEO NEOs for the applicable year to compute the "Compensation Actually Paid" amounts shown in this column:

	2022		2021
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Summary Compensation Table Total	$4,384,699	$1,933,616	$8,437,724	$4,001,953
SCT Stock Awards amount	(3,419,708)	(1,214,671)	(6,743,541)	(2,729,679)
Change in fair value of outstanding equity awards in applicable year	(1,580,549)	(765,371)	1,625,494	753,449
Change in fair value of equity awards vested in applicable year	(3,010,459)	(1,132,953)	22,889,132	6,872,566
Compensation Actually Paid	$(3,626,017)	$(1,179,380)	$26,208,809	$8,898,289
(3) The fair value of stock awards and stock options included in the Compensation Actually Paid ("CAP") amounts is calculated as of the required measurement date, consistent with the methodology and assumptions used to value the awards and disclosed at the grant date, as described in Thoughtworks' Annual Report. Any changes to stock award fair values from the grant date, for current year grants, and from prior year-end, for prior year grants, are based on Thoughtworks' stock price on the respective measurement dates. Any changes to stock option and market-based PSU fair values are based upon pricing models for changes in stock price, expected term, volatility and risk-free-rate assumptions on the respective measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 1,933,616	4,001,953
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,179,380)	8,898,289
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2) The amounts in the following table represent the amounts added to or deducted from the equity award values for the PEO and non-PEO NEOs for the applicable year to compute the "Compensation Actually Paid" amounts shown in this column:

	2022		2021
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Summary Compensation Table Total	$4,384,699	$1,933,616	$8,437,724	$4,001,953
SCT Stock Awards amount	(3,419,708)	(1,214,671)	(6,743,541)	(2,729,679)
Change in fair value of outstanding equity awards in applicable year	(1,580,549)	(765,371)	1,625,494	753,449
Change in fair value of equity awards vested in applicable year	(3,010,459)	(1,132,953)	22,889,132	6,872,566
Compensation Actually Paid	$(3,626,017)	$(1,179,380)	$26,208,809	$8,898,289
(3) The fair value of stock awards and stock options included in the Compensation Actually Paid ("CAP") amounts is calculated as of the required measurement date, consistent with the methodology and assumptions used to value the awards and disclosed at the grant date, as described in Thoughtworks' Annual Report. Any changes to stock award fair values from the grant date, for current year grants, and from prior year-end, for prior year grants, are based on Thoughtworks' stock price on the respective measurement dates. Any changes to stock option and market-based PSU fair values are based upon pricing models for changes in stock price, expected term, volatility and risk-free-rate assumptions on the respective measurement dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph compares the compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs with TSR (in ones):
Compensation Actually Paid vs. Net Income [Text Block]
The following graph compares the compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs with our net income (in ones, except that net income is in thousands):

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares the compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs with our revenues (in ones, except that revenues are in thousands):

Tabular List [Table Text Block]

Most Important Performance Measures
Relative Total Shareholder Return
Global Adjusted NOI Margin
Global Revenues
Adjusted EBITDA

Total Shareholder Return Amount	$ 35	91
Peer Group Total Shareholder Return Amount	68	96
Net Income (Loss)	$ (105,393,000)	$ (575,000)
Company Selected Measure Amount	1,296,238,000	1,069,945,000
PEO Name	Guo Xiao.
Additional 402(v) Disclosure [Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed calendar years. Our CEO is the principal executive officer ("PEO"). The table below summarizes compensation of our PEO and other NEOs for the fiscal years ending on December 31, 2022 and 2021, including the values previously reported in our Summary Compensation Table ("SCT"), as well as the adjusted values required in this section to show compensation actually paid. It also shows our total shareholder return ("TSR"), our net income and our financial performance measure for compensatory purposes, revenues.
(6) We selected Revenues as our third metric as we believe it provides a good indicator of the financial health of the Company and our business, in addition to being a measure clearly distinct from TSR and Net Income. In line with this, the Company has linked Revenues to certain elements of our NEO's compensation, specifically the ABP, because of its importance to our overall short and long-term goals.
Compensation for our PEO and other Non-PEO NEOs is determined by a number of factors, as shown in the Elements of Compensation section of the Compensation Discussion and Analysis. Achievement of annual revenue ("Revenue") and adjusted net operating income margin ("Adjusted NOI Margin") targets determines our ABP payouts as approved by the Board. In addition, achievement of TSR and Adjusted EBITDA annual targets determines the level of payout for PSU awards. These elements combined seek to align our PEO and Non-PEO NEOs' compensation with the short- and long-term strategic growth and profitability goals of the Company.
	The following table lists the most important financial performance measures we use to link the CAP to our performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Non-GAAP Measure Description [Text Block]	(5) Our common stock began trading on Nasdaq Global Select Market on September 15, 2021. Therefore, the TSR is calculated using a start date of September 15, 2021 for each respective year. Further, we are unable to calculate TSR for fiscal year 2020 as the stock began trading in fiscal year 2021, as noted. The peer group used for the TSR calculation is the same peer group used by the Compensation and Talent Committee for purposes of disclosing our executive compensation benchmarking practices, as described in the Compensation Discussion and Analysis above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Global Adjusted NOI Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Global Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (3,419,708)	$ (6,743,541)
PEO [Member] | Equity Awards Outstanding In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,580,549)	1,625,494
PEO [Member] | Equity Awards Vested In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(3,010,459)	22,889,132
Non-PEO NEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,214,671)	(2,729,679)
Non-PEO NEO [Member] | Equity Awards Outstanding In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(765,371)	753,449
Non-PEO NEO [Member] | Equity Awards Vested In Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (1,132,953)	$ 6,872,566